Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7: Stockholders’ deficit

The Company has three separate series of authorized preferred stock:

(A) Series A Convertible Preferred Stock

This class of stock has the following provisions:

•	Non-voting,
•	No rights to dividends,
•	No liquidation value, and
•	Convertible into 200 shares of common stock.

(B) Series B Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate of 51 shares of Series B Preferred Stock to two of its officers. The Company accounted for the share issuance at par value as there was no future economic value that could be associated with the issuance.

This class of stock has the following provisions:

•	Voting rights entitling the holders to an aggregate 51% voting control;
•	No rights to dividends;
•	Stated value of $0.001 per share;
•	Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and
•	Non-convertible.

(C) Series C Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C Preferred Stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000/share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000/share), based upon the stated value per share. In March 2012, all 190 shares were converted into 22,353 shares of common stock at a conversion price of $0.0085 per share and a loss of $614,984.

This class of stock has the following provisions:

•	Stated Value - $1,000 per share;
•	Non-voting;
•	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends;
•	As long as any Series C, Convertible Preferred Stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C, Convertible Preferred Stockholders authorization; and
•	Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low two closing bid prices, five days preceding conversion.

Due to the existence of an option to convert at a variable amount, the Company treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and re-measurement date, which was $293 and $175, respectively, using the Black-Scholes assumptions below. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Common Stock

During the nine months ended September 30, 2012, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Loss on Settlement ($)	Range of Value per Share ($)
Conversion of convertible debt	246,744	950,739	61,124	2.98–8.08
Conversion of unsecured/secured debt	44,208	469,683	289,897	8.08–13.60
Forbearance of agreement terms	95,526	1,240,032	-	7.14–27.54
Cash and warrants	199,412	1,660,760	-	7.57–0.85
Executive compensation (1)	429,973	4,667,764	-	8.93
Stock issued for future services	96,823	1,001,519	-	9.78–21.25
Conversion of Series C, preferred stock to common stock	22,353	614,984	614,984	27.54
Warrant Conversions/Settlements	849,359	7,274,805	1,510,613	5.44–15.73
Total	1,984,398	17,880,286	2,476,618	2.98–27.54

(1)	Represents stock compensation earned in 2011 and issued in 2012.

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock and warrants issued for cash, which is based on the cash received.

The forbearance of agreement terms represents settlement of debt and accrued liabilities and includes a valuation of $918,432 which is reduced by an $135,000 accrual and reduced by $3,932 stock issued to settle contracts for items expensed in the year ended December 31, 2011, but are treated in the current period as a non-cash settlement, which nets to $779,500 as shown in the statement of cash flows as loss on debt.

(E) Stock Options

The Company applied fair value accounting for all shares based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425.00
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2011	1,903	$425.00	3.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(58)	$425.00
Balance – September 30, 2012 – outstanding	1,845	$425.00	2.5 years	-
Balance – September 30, 2012 – exercisable	1,845	$425.00	2.5 years	-
Outstanding options held by related parties – 2012	1,177
Exercisable options held by related parties – 2012	1,177

(F) Stock Warrants

All warrants issued during the nine months ended September 30, 2012 were accounted for as derivative liabilities. See Note 6.

During the nine months ended September 30, 2012, the Company entered into convertible and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 500,721 shares of common stock. The warrants vests six months after issuance and expire from July 13, 2014 through October 16, 2014, with exercise prices ranging from $10.20 - $12.75. All warrants contain anti-dilution rights, and are treated as derivative liabilities.

A summary of warrant activity for the Company for the nine months ended September 30, 2012 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2011	333,340	$17.00
Granted	500,721	10.20
Exercised	(37,647)	7.57
Converted	(791,423)	10.20
Balance as September 30, 2012	4,991	$32.30

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$10.20-$1,275.00	4,991	2.06	$32.30	89	$1,275.00	-

(G) Treasury Stock

During the nine months ended September 30, 2012, the Company repurchased 31,096 shares of its common stock for the total sum of $460,978 or an average of $14.79 per share. The Company records the value of its common stock held in treasury at cost. The Company has not cancelled or retired these shares, and they remain available for reissuance. The Company has a stock repurchase plan in place but has suspended it indefinitely.

Note 9: Stockholders’ Deficit

The Company has three separate series of authorized preferred stock:

(A) Series A, Convertible Preferred Stock

During 2010, the Company issued 19,608 shares of common stock in connection with the conversion of 83,333 shares of Series A Convertible Preferred Stock. There was no gain or loss on conversion as the transaction was accounted for at par value in connection with the reverse recapitalization in 2010. (See Note 3)

This class of stock has the following provisions:

•	Non-voting;
•	No rights to dividends;
•	No liquidation value; and
•	Convertible into 200 shares of common stock.

(B) Series B, Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate 51 shares of Series B Preferred Stock to two of its officers and directors. The Company accounted for the share issuance at par value since there was no future economic value that could be associated with the issuance.

This class of stock has the following provisions:

•	Voting rights entitling the holders to an aggregate 51% voting control;
•	Initially no rights to dividends;
•	Stated value of $0.001 per share;
•	Liquidation rights entitle the receipt of net assets on a pro-rata basis; and
•	Non-convertible.

(C) Series C, Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C, preferred stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000 /share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000 /share), based upon the stated value per share.

This class of stock has the following provisions:

•	Stated Value - $1,000 per share;
•	Non-voting;
•	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends;
•	As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions with the majority consent of the Series C, convertible preferred stockholders authorization; and
•	Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion.

Due to the existence of an option to convert at a variable amount, the Company has applied ASC No. 815, and treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and remeasurement date, which was $293 and $175, respectively, using the Black-Scholes assumptions below. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Common Stock

During the year ended December 31, 2011, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Values Per Share ($)
Conversion of convertible debt	298,897	4,268,857	2.55–85.00
Conversion of unsecured/secured debt	47,386	857,952	42.50–51.00
Settlement of accounts payable and accrued expenses (1)	64,172	3,646,719	25.50–102.00
Extension of debt maturity date	11,030	161,250	14.45–17.00
Services – rendered	54,731	1,199,844	0.00–977.50
Cash and warrants	96,471	875,000	25.50
Services – prepaid stock compensation (2)	4,706	214,250	42.50–68.00
Cancelled shares (3)	(4,118)	-	25.50
Total	573,275	11,223,872	0.00–977.50

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1) Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 5)	1,739,329
Total loss on settlement	$3,862,458

(2) Prepaid Stock Compensation

The following represents the allocation of prepaid stock compensation as of December 31, 2011 and 2010:

Prepaid stock compensation – December 31, 2009	$-
Prepaid stock compensation additions during the year ended December 31, 2010	2,734,548
Amortization of prepaid stock compensation	(768,637)
Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	$534,456

The agreements commenced during the periods February 2011 through July 2011 and terminate August 2011 through July 2012.

The following represents the allocation of prepaid stock compensation at December 31, 2011:

Prepaid expense that will be amortized in 2012	$534,456

(3) Cancelled Shares

The Company cancelled 4,118 shares during the year ended December 31, 2011, valued at par ($0.001). The Company has disputed the issuance of these shares due to non-performance by a consultant. These shares were originally issued in 2010 as a component of stock issued for services rendered.

During the year ended December 31, 2010, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Values Per Share ($)
Reverse recapitalization	30,673	(25,107)	-
Conversion of preferred stock	19,608	-	0.85
Conversion of convertible debt	9,070	1,033,500	42.50–569.50
Settlement of accounts payable (1)	10,606	433,400	42.50–357.00
Settlement of notes payable (2)	4,901	1,191,064	42.50–467.50
Settlement of notes payable – officer	8,426	358,077	42.50
Cash and warrants – net of payment in recapitalization of ($25,107)	4,904	1,528,676	229.50-425.00
Services – rendered	26,421	4,554,615	42.50–986.00
Services – rendered – officers (bonus)	11,765	5,300,000	450.50
Services – prepaid stock compensation (5)	12,407	2,734,548	51.00–986.00
Contract settlement (3)	602	100,000	170.00
Extension of debt maturity date (4)	153	95,500	518.50–977.50
Secured debt offering	59	30,500	518.50
Total	139,595	17,334,773	Range: 0.85–986.00

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1)	Settlement of Accounts Payable and Loss on Settlement
Of the total shares issued to settle accounts payable, the Company issued 10,505 shares of common stock having a fair value of $400,000 ($38.25/share), based upon the quoted closing trading price. The Company settled $375,000 in accounts payable, paid a fee of $25,000, and recorded a loss on settlement of $112,500. The Company also paid cash to settle accounts payable of $84,715 and recorded a gain on settlement, as a result, the Company has recorded a total net loss on settlement of accounts payable of $27,785.

(2)	Settlement of Notes payable
In connection with the stock issued to settle notes payable, the Company issued 2,313 shares of common stock having a fair value of $1,081,064 ($467.50/share), based upon the quoted closing trading price. The Company settled $678,325 in notes payable and recorded a loss on settlement of $402,739.

(3)	Contract Settlement
In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.

(4)	Extension of Debt Maturity
The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.

(5)	Prepaid Stock Compensation
The agreements commenced during the periods March – December 2010 and terminate during the periods March 2011 through November 2012. Prepaid stock compensation is included as a component of prepaid and other current and long term assets.

(E) Stock Options

On February 1, 2010, the Company’s board of directors and stockholders approved the 2010 Stock Incentive Plan (“2010 Plan”). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees and directors of the Company or its subsidiaries, consultants, advisors and service providers. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Internal Revenue Code of 1986, as amended. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan will be administered by the compensation committee. The compensation committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,883, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

On April 2, 2010, the Company issued 3,256 stock options, having a fair value of $630,990, which was expensed immediately since all stock options vested immediately. These options expire on April 2, 2015.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$425.00
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

The following is a summary of the Company’s stock option activity for the years ended December 31, 2011, 2010 and 2009:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (year)	Aggregate Intrinsic Value
Balance – December 31, 2009	-	-	-	-
Granted	3,256	425.00	4.25
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Outstanding, December 31, 2010	3,256	425.00	4.25	-
Granted	-
Exercised	-
Forfeited/Cancelled	(1,353)	425.00
Outstanding, December 31, 2011 – outstanding	1,903	425.00	3.25	-
Outstanding, December 31, 2011 – exercisable	1,903	425.00	3.25	-

Grant date fair value of options granted – 2010		630,990
Weighted average grant date fair value – 2010		425.00

Outstanding options held by related parties – 2011	2,353
Exercisable options held by related parties – 2010	2,353
Outstanding options held by related parties – 2011	1,177
Exercisable options held by related parties – 2011	1,177

(F) Stock Warrants

During 2010, the Company issued 883 five-year warrants, with a weighted average exercise price of $17.85/share.

All warrants issued during 2011 were accounted for as derivative liabilities. See Note 6.

During 2011, the Company entered into convertible and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 191,045 shares of common stock. Each warrant vests six month after issuance and expire July 14, 2013 – June 28, 2016, with exercise prices ranging from $12.75 - $51.00.

During 2011, the Company issued 141,412 warrants for services performed. The warrants have a vesting range of immediate to six months after issuance and expire February 28, 2014 – April 15, 2016, with exercise prices ranging from $1.70 - $85.00. The value of the warrants, $1,989,982, calculated using the below black-scholes assumptions, was expensed as compensation with the offset being recorded to derivative liabilities, since the Company applied the provisions of ASC No. 815, pertaining to the potential settlement in a variable amount of shares.

A summary of warrant activity for the Company for the year ended December 31, 2010 and for the year ended December 31, 2011 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2009	-	-
Granted	883	$1,275.00
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2010	883	1,275.00
Granted	332,457	17.00
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2011	333,340	$17.00

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$10.20-$1,275.00	333,340	2.85	$17.85	72,584	$35.70	875,000